Financial instruments and risk management (Details 6) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	$ 556,638	$ 1,121,020	$ 978,600
Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	550,068	1,127,841	970,292
Derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	6,570	(6,821)	8,308
Level 1 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	550,068	969,309	970,292
Level 1 of fair value hierarchy [member] | Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	550,068	969,309	970,292
Level 1 of fair value hierarchy [member] | Derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 2 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	6,570	151,711	8,308
Level 2 of fair value hierarchy [member] | Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	158,532	0
Level 2 of fair value hierarchy [member] | Derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	6,570	(6,821)	8,308
Level 3 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 3 of fair value hierarchy [member] | Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 3 of fair value hierarchy [member] | Derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	$ 0	$ 0	$ 0